ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12. ACCRUED EXPENSES AND OTHER LIABILITIES

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Accrued legal expenses (i)	$2,849,585	$2,750,034
Accrued payroll and welfare	335,696	332,495
Payable for purchase of property, plant and equipment	1,042,678	1,084,723
Interest payable	550,301	345,016
Other payable for endorsed notes receivable	-	131,564
Accrued professional fees	1,778,832	1,650,837
Others	22,483	31,141
Total	$6,579,575	$6,325,810

(i)

Accrued legal expense- On May 18, 2022, a customer of the Company filed a lawsuit in Guiyang Municipal Huaqi District People’s Court, Guizhou Province, against Huizhou Jingyang for failure to pay pursuant to the terms of the contract for selling battery packs. The plaintiff sought a total amount of $836,537 (RMB5,769,760) for the relevant battery replacing cost and labor cost. On June 13, 2022, the Court rebuked Huizhou Jingyang’s appeals. On March 6, 2023, the Court entered into a judgment that Huizhou Jingyang was liable for the above mentioned expenses. The Company thus accrued the legal expense of $0.8 million (RMB5.8 million) in full as of June 30, 2025 and 2024 accordingly.

On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Jingyang and Jingyang Power (Ganzhou), a subsidiary of the Company, demanding compensation in the amount of RMB 13,077,192 ($1.8 million) for losses caused by a product quality issue. On December 3, 2024, the court ordered Huizhou Jingyang to pay the plaintiff a battery replacement fee of RMB2,980,724 ($414,235), as well as other fees in the aggregate amount of RMB162,436 ($22,574), within ten days after the judgment was to take effect. The other claims were dismissed. The company has accepted the judgment and recognized RMB3,143,160 ($436,809) as estimated liability as at June 30, 2025 and December 31, 2024.

12. ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31, 2024	As of December 31, 2023
Accrued legal expenses (i)	$2,750,034	$2,127,763
Accrued payroll and welfare	332,495	439,731
Payable for purchase of property, plant and equipment	1,084,723	865,949
Interest payable	345,016	5,819
Other payable for endorsed notes receivable	131,564	15,493
Accrued professional fees	1,650,837	279,081
Others	31,141	65,456
Total	$6,325,810	$3,799,292

(i)	Accrued legal expense- On May 18, 2022, a customer of the Company filed a lawsuit in Guiyang Municipal Huaqi District People’s Court, Guizhou Province, against Huizhou Yipeng for failure to pay pursuant to the terms of the contract for selling battery packs. The plaintiff sought a total amount of $836,537 (RMB5,769,760) for the relevant battery replacing cost and labor cost. On June 13, 2022, the Court rebuked Huizhou Yipeng’s appeals. On March 6, 2023, the Court entered into a judgment that Huizhou Yipeng was liable for the above mentioned expenses. The Company thus accrued the legal expense of $0.8 million (RMB5.8 million) in full as of December 31, 2024 and 2023 accordingly.

In November 2022, a customer of the Company filed the lawsuit in Nanjing Shushui District People’s Court, Jiangsu Province, against Huizhou Yipeng on product quality, demanding outstanding payable of $0.4 million (RMB2.5 million). The Company assessed the case seriously, and recognized the remaining accrued liability of $0.2 million (RMB1.6 million) as of December 31, 2024 and 2023, respectively.

In 2021, a user of the Company’s product filed a lawsuit in Xianning, Hubei Province against a Company’s customer (first defendant) and the Company (the second defendant). In July 2024, the court disbursed RMB968,043 ($134,530) from the frozen bank funds. The Company accrued RMB 6,490,957($0.9 million) and RMB7,459,000 ($1.1 million) lawsuit compensation expense during the year ended December 31, 2024 and 2023. (See Note 21-Commitments and Contingencies - (ii) litigation).

On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB 13,077,192 ($1.8 million) for losses caused by a product quality issue. On December 3, 2024, the court ordered Huizhou Yipeng to pay the plaintiff a battery replacement fee of RMB2,980,724 ($414,658), as well as other fees in the aggregate amount of RMB162,436 ($22,597), within ten days after the judgment was to take effect. The other claims were dismissed. The Company recognized RMB 3,143,160 ($436,809) as accrued legal expense during the year ended December 31, 2024.